FAIR VALUE MEASUREMENTS - Activity Measured on a Recurring Basis (Details) - Non-employee Earnouts $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, December 31, 2020	$ 0
Initial valuation of the Non-employee Earnout liability	68,412
Mark-to-market (gain) on Non-employee Earnout liability	(46,946)
Balance, December 31, 2021	$ 21,466